Quarterly Financial Data (Unaudited) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Quarterly Financial Information [Line Items]
Net sales	¥ 186,060		¥ 169,670		¥ 174,519		¥ 179,021		¥ 709,270		¥ 682,320	¥ 675,988
Income before income taxes	(24,409)		1,259		18,243		18,334		13,427		70,856	81,966
Net income (loss) attributable to Nidec Corporation	¥ (19,095)		¥ 894		¥ 12,917		¥ 13,282		¥ 7,998		¥ 40,731	¥ 52,333
Net income (loss) attributable to Nidec Corporation per share:
Basic	¥ (141.45)	[1],[2]	¥ 6.60	[1],[2]	¥ 97.28	[1],[2]	¥ 97.99	[1],[2]	¥ 59.37	[1],[2]	¥ 296.25	¥ 375.91
Diluted	¥ (141.45)	[1]	¥ 6.06	[1]	¥ 90.74	[1]	¥ 91.53	[1]	¥ 55.07	[1]	¥ 276.89	¥ 362.80

[1]	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.
[2]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.